Income And Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Summary of Other Income Expense

In thousands of euro	2020	2019	2018
A. Other income
Government grants	1,023	1,865	1,138
Gain on disposal of fixed assets	6	546	—
Gain from modification of lease	1,036	64	—
Other income	297	108	29

Total other income	2,362	2,583	1,167

B. Other expenses
Impairment of receivable	(6)	—
Loss on disposal of fixed assets	(5)	(5)	—
Other charges	(6,842)	(6,906)	(13)

Total other expenses	(6,853)	(6,911)	(13)

Disclosure of Expenses By Nature

In thousands of euro	2020	2019	2018
C. Expenses by nature
Depreciation	(9,652)	(4,770)	(2,120)
Impairment of intangible assets and receivable	(391)	(4,972)	(9,347)
Wages and salaries	(31,754)	(14,260)	(8,466)
Consultancy fees	(11,667)	(4,547)	(1,718)
Contractors	(1,535)	(2,241)	(1,316)
Rent and property utilities	(4,691)	(2,820)	(2,666)
Legal fees	(5,362)	(633)	(311)
Employee share scheme	(9,326)	—	—
Raw material and consumables	(9,683)	(5,107)	(1,640)
Marketing	(1,676)	(535)	(938)
Recruitment fees	(1,183)	(1,447)	(597)
Travel expenses and accommodation	(1,003)	(2,365)	(1,137)
Fees payable to the Company’s auditors for the 2020 audit of the Company’s annual accounts	(1,224)	—	—
Fees payable to the Company’s auditors for the prior year audits of the Company’s annual accounts	(1,809)	(393)	(111)
Fees payable to the Company’s auditors for other services	(272)	(154)	(90)
Other	(2,243)	(3,269)	(1,878)

Total cost of administrative, research and development and impairment expenses	(93,471)	(47,513)	(32,335)